Shareholder Report, Line Graph (Details) 190918_SGI Small Cap Core Fund_Institutional_TSR Annual {Institutional} - USD ($)											12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2026
Institutional
Account Value [Line Items]
Accumulated Value	$ 2,342,514	$ 2,212,589	$ 1,884,950	$ 1,739,355	$ 1,931,073	$ 1,335,357	$ 1,213,501	$ 1,445,040	$ 1,186,667	$ 1,000,000	$ 2,940,122
S&P Composite 1500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Composite 1500 Total Return Index
Accumulated Value	3,357,921	2,918,421	2,308,578	2,000,735	2,253,178	1,701,362	1,415,115	1,391,146	1,158,696	1,000,000	$ 4,039,945
S&P 600 (TR) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 600 Total Return Index
Accumulated Value	2,194,532	2,120,185	1,807,277	1,712,529	1,948,768	1,265,677	1,272,672	1,498,262	1,131,094	1,000,000	$ 2,722,902
Russell 3000 Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Total Return
Accumulated Value	$ 3,321,996	$ 2,867,747	$ 2,273,384	$ 1,981,036	$ 2,284,457	$ 1,717,081	$ 1,413,916	$ 1,395,635	$ 1,160,627	$ 1,000,000	$ 3,989,848